Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Income Statement [Abstract]
Revenues				$ 3,151
Cost of sales				(1,935)
Gross profit				1,216
Operating expenses
General and administrative expenses	$ (444)	$ (52,212)	$ (19)	$ (330,149)
Income tax expense
Net loss	$ (444)	$ (52,212)	$ (19)	$ (328,933)
Other comprehensive loss
Other comprehensive loss
Foreign currency translation gain (loss)	(1)	$ (845)		41
Comprehensive loss	$ (445)	$ (53,057)	$ (19)	$ (328,892)
Loss per share
Basic and diluted		$ (0.00)	$ (0.00)	$ (0.003)
Weighted average number of common shares outstanding
Basic and diluted	102,100,000	102,379,935	102,100,000	102,113,038